Leases (Details 4)	Dec. 31, 2025 USD ($)
Finance Leases
2026	$ 311,451
2027	320,076
2028	322,163
2029	324,303
2030	326,496
Subsequent to 2030	1,788,351
Total minimum lease payments	3,392,840
Less amount representing interest	(428,813)
Present value of net minimum lease payments	$ 2,964,027